Shareholder Fees {- Fidelity Corporate Bond Fund}	Oct. 29, 2022 USD ($)
08.31 Fidelity Corporate Bond Fund Retail PRO-08 | Fidelity Corporate Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none